Vessel Operating Expenses - Summary of Vessel Operating Expenses Amounts in Accompanying Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Crew wages and related costs	$ 13,452,713	$ 8,592,098	$ 4,321,751
Insurance	1,168,486	780,973	323,719
Repairs and maintenance	3,884,234	2,474,586	845,200
Spares and consumable stores	4,821,081	2,901,979	1,181,483
Miscellaneous expenses	2,315,920	1,643,500	760,874
Total	$ 25,642,434	$ 16,393,136	$ 7,433,027